Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ 1,375,819	$ (308,792)
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of office expenses made by sponsor		269,251
Courtesy discount on legal fees		(11,301)
Change in fair value of Overallotment liability	(11,135)
Interest earned on marketable securities held in Trust Account	(3,526,053)
Changes in operating assets and liabilities:
Prepaid expenses and other current asset	32,323	(33,157)
Short-term prepaid insurance	(42,229)
Accounts payable	87,578
Accrued expenses	329,423	799
Accrued offering cost	(5,000)
Income taxes payable	746,314
Net cash used in operating activities	(1,012,960)	(83,200)
Cash Flows from Investing Activities:
Investment of cash into trust Account	(229,770)	(69,000,000)
Cash withdrawn from Trust Account to pay franchise and income taxes	3,338
Net cash used in investing activities	(226,432)	(69,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		68,413,500
Proceeds from promissory note - related party	70,000
Proceeds from promissory note	425,013
Proceeds from loan payable	229,770
Proceeds from sale of private placements warrants		2,457,000
Repayment of promissory note - related party		(1,014,523)
Payment of offering costs	(141,914)	(115,800)
Net cash provided by financing activities	582,869	69,740,177
Net Change in Cash and cash equivalents	(656,523)	656,977
Cash and cash equivalents – Beginning of period	656,977
Cash and cash equivalents – End of period	454	656,977
Non-Cash investing and financing activities:
Remeasurement of Common Stock subject to possible redemption	2,829,574	7,714,359
Deferred underwriting fee payable		2,518,500
Issuance of representative shares		4
Issuance of founder shares	3	3
Offering costs included in accrued offering costs		221,914
Offering costs paid via promissory notes		$ 632,273